Average Annual Total Returns{- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2025 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	10.29%	9.83%	[1]	28.71%	17.97%	[1]	9.85%	9.86%	[1]

[1]	(a)From June 7, 2017